Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent events
Subsequent events	27Subsequent events 27.1Sale of Urbvan Mobility Ltd In September 2023, the Group finalized sale of Urbvan Mobility Ltd. for an amount of $12 million ($9.6 million net of all selling costs).